Document and Entity Information	9 Months Ended
Sep. 30, 2020
Document and Entity Information [Abstract]
Entity Registrant Name	BiondVax Pharmaceuticals Ltd.
Entity Central Index Key	0001611747
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	6-K
Document Period End Date	Sep. 30, 2020
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2020